SUBSEQUENT EVENTS (Notes)	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS On January 12, 2015 TCPL completed its offering of US$500 million 1.88 per cent Senior Notes due January 12, 2018 and US$250 million Floating Rate Senior Notes due January 12, 2018.